Transactions with related parties - Dynagas Ltd. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Related Party Transaction
Automatic extension of Management Agreements increments	8 years
Management services agreement initial termination date	December 31, 2020
Daily management fee	$ 2,800	$ 2,700	$ 2,700	$ 2,500
Management fees annual upward percentage adjustment	3.00%
Charter Hire Commission payable to the Management company	1.25%
Lump sum payable to the management company for the supervision of vessels construction	$ 700,000
Cancellation of management agreement termination fee	19,100,000
Management fee paid in advance	$ 1,350,000	$ 1,350,000
Management agreement terms	The Management Agreements will terminate automatically after a change of control of the owners and/or of the owners’ ultimate parent, in which case an amount equal to the estimated remaining fees, but in any case not less than for a period of 36 months and not more than 60 months, will become payable to the Manager.
Minimum
Related Party Transaction
Period for calculation of management agreement termination fee	36 months
Maximum
Related Party Transaction
Period for calculation of management agreement termination fee	60 months